Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)˒(2)˒(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1), (2), (3)	Value of Initial Fixed $100 Investment based on:(4)		Net Loss	Cash, Cash Equivalents and Marketable Securities
	($)	($)	($)	($)	TSR	Peer Group TSR	($ Thousands)	($ Millions)(5)
					($)	($)
2023	5,995,440	15,717,471	2,015,255	4,046,732	254.14	94.03	(112,961)	623.6
2022	3,327,004	1,791,509	2,013,622	1,751,673	129.79	89.90	(58,655)	373.1
2021	3,848,871	7,282,432	2,467,285	2,370,485	168.86	100.02	(49,762)	368.1

(1) Yujiro S. Hata was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Paul A. Stone	Michael A. White	Paul A. Stone
Michael A. White	Darrin M. Beaupre	Michael A. White
Michael Dillon		Darrin M. Beaupre
Jason S. Throne
Andres Ruiz Briseno

(2) The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5) We determined Cash, Cash Equivalents and Marketable Securities to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs from 2021 to 2023. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Cash, Cash Equivalents and Marketable Securities
Named Executive Officers, Footnote

(1) Yujiro S. Hata was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Paul A. Stone	Michael A. White	Paul A. Stone
Michael A. White	Darrin M. Beaupre	Michael A. White
Michael Dillon		Darrin M. Beaupre
Jason S. Throne
Andres Ruiz Briseno

Peer Group Issuers, Footnote

(4) The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 5,995,440	$ 3,327,004	$ 3,848,871
PEO Actually Paid Compensation Amount	$ 15,717,471	1,791,509	7,282,432
Adjustment To PEO Compensation, Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

Non-PEO NEO Average Total Compensation Amount	$ 2,015,255	2,013,622	2,467,285
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,046,732	1,751,673	2,370,485
Adjustment to Non-PEO NEO Compensation Footnote

(3) Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)
2023	5,995,440	(5,083,440)	14,805,471	15,717,471
2022	3,327,004	(2,475,304)	939,809	1,791,509
2021	3,848,871	(3,050,151)	6,483,712	7,282,432

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)
2023	2,015,255	(1,443,635)	3,475,112	4,046,732
2022	2,013,622	(1,630,380)	1,368,431	1,751,673
2021	2,467,285	(1,941,516)	1,844,716	2,370,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2023	11,289,648	3,002,655	513,168	—	14,805,471
2022	3,608,304	(869,464)	(1,799,031)	—	939,809
2021	3,378,987	1,499,572	1,605,153	—	6,483,712

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2023	2,379,453	1,103,612	217,924	(225,877)	3,475,112
2022	1,870,247	(327,270)	(174,546)	—	1,368,431
2021	1,634,975	176,283	244,860	(211,402)	1,844,716

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid, Company Total Shareholder Return (“TSR”), and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the four most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Cash, Cash Equivalents and Marketable Securities

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Cash, Cash Equivalents and Marketable Securities during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs from 2021 to 2023 to Company performance. The measures in this table are not ranked.

Cash, Cash Equivalents and Marketable Securities

Total Shareholder Return Amount	$ 254.14	129.79	168.86
Peer Group Total Shareholder Return Amount	94.03	89.9	100.02
Net Income (Loss)	$ (112,961,000)	$ (58,655,000)	$ (49,762,000)
Company Selected Measure Amount	623,600,000	373,100,000	368,100,000
PEO Name	Yujiro S. Hata	Yujiro S. Hata	Yujiro S. Hata
Measure:: 1
Pay vs Performance Disclosure
Name	Cash, Cash Equivalents and Marketable Securities
PEO | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,083,440)	$ (2,475,304)	$ (3,050,151)
PEO | Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,805,471	939,809	6,483,712
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,289,648	3,608,304	3,378,987
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,002,655	(869,464)	1,499,572
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	513,168	(1,799,031)	1,605,153
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,443,635)	(1,630,380)	(1,941,516)
Non-PEO NEO | Average Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,475,112	1,368,431	1,844,716
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,379,453	1,870,247	1,634,975
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,612	(327,270)	176,283
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	217,924	$ (174,546)	244,860
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (225,877)		$ (211,402)